Dropdown Predecessor	6 Months Ended
Jun. 30, 2016
Business Combinations [Abstract]
Dropdown Predecessor
Dropdown Predecessor

On July 1, 2015, the Partnership acquired from Teekay Corporation its 100% interest in Teekay Knarr AS and Knarr L.L.C. (referred to herein as the Dropdown Predecessor). The purchase price of $529.4 million that the Partnership paid for the acquisition was based on a $1.26 billion fully built-up cost of the Petrojarl Knarr, a floating, production, storage and offloading (or FPSO) unit, and consisted of actual costs incurred for construction and mobilization of the unit less cash generated from operations between March 9, 2015 and July 1, 2015, plus $14.5 million of working capital of the Dropdown Predecessor less $745.1 million of assumed debt. The purchase price was primarily financed with a $492.0 million convertible promissory note issued to Teekay Corporation. The convertible promissory note was due in full on July 1, 2016 and bears interest at an annual rate of 6.5% on the outstanding principal balance, however, the promissory note was refinanced with a new two-year promissory note to Teekay Corporation (see note 8g). The Partnership paid $35.0 million of the remaining $37.4 million of the purchase price in cash to Teekay Corporation upon the acquisition of the Dropdown Predecessor. During July 2015, $300.0 million of the convertible promissory note was converted into 14.4 million common units of the Partnership and the Partnership repaid an additional $92.0 million of the convertible promissory note. Concurrently with the conversion of the promissory note, Teekay Corporation contributed $6.1 million to the Partnership to maintain its 2% general partner interest. The Petrojarl Knarr operates on the Knarr oil and gas field in the North Sea under a six-year fixed-rate charter contract, plus extension options, with Royal Dutch Shell Plc, as the operator.

The $103.3 million excess of the purchase price over Teekay Corporation’s carrying value of the Dropdown Predecessor was accounted for as an equity distribution to Teekay Corporation. In addition, the acquisition of the Dropdown Predecessor has been accounted for as if the acquisition occurred on March 9, 2015, the date that the Partnership and the Petrojarl Knarr FPSO were both under the common control of Teekay Corporation and had begun operations.

As a result, the Partnership’s financial statements prior to the Partnership’s July 1, 2015 acquisition of the Dropdown Predecessor were retroactively adjusted to include the financial results of the Dropdown Predecessor as if the Partnership had acquired the FPSO on March 9, 2015. This had the effect of increasing the Partnership’s revenues by $55.5 million and $69.5 million, respectively, and net income by $15.5 million and $10.1 million, respectively, for the three and six months ended June 30, 2015.